PGIM Quant Solutions Small-Cap Value Fund Investment Strategy - PGIM Quant Solutions Small-Cap Value Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund is managed with the goal of outperforming the long-term returns of the Russell 2000 Value Index. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of small-cap companies. Equity and equity-related securities include common and preferred stock, securities convertible into common stock, securities having common stock characteristics, and instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. The subadviser considers small-cap companies to be companies with market capitalizations within the market capitalization range of companies included in the Russell 2000 Index. The market capitalization within the range will vary, but as of July 31, 2025, the market capitalization of the largest company in the Russell 2000 Index was approximately $18.9 billion and the weighted average market capitalization of companies in the Russell 2000 Index was $3.6 billion. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser employs a quantitatively driven, bottom-up investment process. The Fund invests in a diversified portfolio of small-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics of a company. Such characteristics may include, among others, measures of earnings quality, external financing, and trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, the subadviser utilizes internal guidelines to limit certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its quantitative models. Most assets will typically be invested in U.S. equity and equity-related securities, including up to 25% of total assets in real estate investment trusts (“REITs”). At times, the Fund may have a significant portion of its assets invested in the same economic sector.